Earnings per share	12 Months Ended
Mar. 31, 2022
Disclosure of Earnings per share [Abstract]
Earnings per share [text block]
29.	Earnings per share

The calculation of basic earnings per share for the years ended March 31, 2022, 2021 and 2020 is based on the profit / (loss) attributable to ordinary shareholders of ₹1,257,945, ₹1,531,862 and ₹ 705,377 respectively and a weighted average number of shares outstanding of 182,468,672, 179,533,536 and 179,180,285 respectively, calculated as follows:

	Year ended
	March 31, 202 2	March 31, 2021	March 31, 2020
Net profit – as reported	1,257,945	1,531,862	705,377

Weighted average number of shares – basic	182,468,672	179,533,536	179,180,285
Basic earnings per share	6.89	8.53	3.94

Weighted average number of shares – diluted	187,016,037	181,216,005	180,643,177
Diluted earnings per share	6.73	8.45	3.90

Weighted average number of ordinary shares basic

	Year ended March 31,
	202 2	2021	2020
Issued fully paid ordinary shares on April 01	182,238,069	179,223,247	179,144,347
Effect of shares issued on exercise of stock options	230,603	310,289	35,938
Effect of partly paid shares	-	-	-
Weighted average number of equity shares and equivalent shares outstanding	182,468,672	179,533,536	179,180,285

Weighted average number of ordinary shares diluted

	Year ended March 31,
	202 2	2021	2020
Weighted average number of ordinary shares (basic)	182,468,672	179,533,536	179,180,285
Effect of stock options (Note 1)	4,547,365	1,682,469	1,462,892
Weighted average number of equity shares outstanding (diluted)	187,016,037	181,216,005	180,643,177

Note 1:
The Group has issued Associated Stock Options (ASOP 2014 - Refer Note 27) of which 7,232,978 options are outstanding as of March 31, 2022. These could potentially dilute basic earnings per share in the future.